Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net operating revenue	R$ 36,145,477	R$ 25,572,056	R$ 22,055,720
Operating costs	(16,603,073)	(16,051,866)	(14,350,903)
Gross profit	19,542,404	9,520,190	7,704,817
Selling expenses	(917,589)	(984,060)	(911,967)
Allowance for doubtful accounts	(557,789)	(652,920)	(782,057)
Administrative expenses	(2,311,438)	(1,597,548)	(1,398,507)
Other operating income (expenses), net	(280,450)	27,925	8,327
Equity accounting	35,322	32,393	24,551
Profit from operations before financial income (expenses) and income tax and social contribution	15,510,460	6,345,980	4,645,164
Financial expenses	(2,701,304)	(2,708,617)	(1,956,266)
Financial revenues	1,044,151	805,905	1,091,531
Exchange result, net	(210,499)	310,716	492,321
Financial result, net	(1,867,652)	(1,591,996)	(372,414)
Profit before income tax and social contribution	13,642,808	4,753,984	4,272,750
Income tax and social contribution
Current	(1,302,648)	(1,545,671)	(1,230,234)
Deferred	(2,760,597)	315,218	78,751
Total Income tax and social contribution	(4,063,245)	(1,230,453)	(1,151,483)
Profit for the year	R$ 9,579,563	R$ 3,523,531	R$ 3,121,267